CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Ordinary shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Dec. 31, 2021		81,554,683
Beginning balance at Dec. 31, 2021	$ 8,066,827	$ 6,640	$ 6,733,910	$ 1,134	$ (90,937)	$ 1,416,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	111,970					111,970
Exercise of share options (in shares)		84,090
Exercise of share options	7,497	$ 6	7,491
Issue of restricted share units / performance share units (in shares)		74,769
Issue of restricted share units / performance share units	4	$ 4
Non-cash stock compensation expense	18,840		18,840
Share issuance costs	(3)		(3)
Share repurchase program (in shares)		420,530
Share repurchase program	(99,983)	$ (28)		28		(99,983)
Share repurchase costs	(17)					(17)
Other comprehensive (loss), net of tax	(35,818)				(35,818)
Ending balance (in shares) at Mar. 31, 2022		81,293,012
Ending balance at Mar. 31, 2022	$ 8,069,317	$ 6,622	6,760,238	1,162	(126,755)	1,428,050
Beginning balance (in shares) at Dec. 31, 2022	81,723,555	81,723,555
Beginning balance at Dec. 31, 2022	$ 8,497,963	$ 6,649	6,840,306	1,162	(171,538)	1,821,384
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	116,654					116,654
Exercise of share options (in shares)		136,649
Exercise of share options	12,936	$ 9	12,927
Issue of restricted share units / performance share units (in shares)		68,218
Issue of restricted share units / performance share units	4	$ 4
Non-cash stock compensation expense	14,658		14,658
Share issuance costs	(4)		(4)
Other comprehensive (loss), net of tax	$ 11,642				11,642
Ending balance (in shares) at Mar. 31, 2023	81,928,422	81,928,422
Ending balance at Mar. 31, 2023	$ 8,653,853	$ 6,662	$ 6,867,887	$ 1,162	$ (159,896)	$ 1,938,038